ANNUAL REPORT
                                 August 31, 1998

                                     LOGO:
                                  Potomac Funds

                             100 South Royal Street
                           Alexandria, Virginia 22314
                              550 Mamaroneck Avenue
                            Harrison, New York 10528
                                 (800) 851-0511

Dear Shareholders:

We are pleased to present the initial annual report of the Potomac Funds for the period ended August 31, 1998. The first year of operation has been a time of building relationships and maintaining consistent Fund performance in relationship to the respective indices we have been tracking in a very dynamic stock market environment. The individual Fund results for the first fiscal year are as follows:

U.S. PLUS FUND - This Fund uses S&P 500 futures contracts and options on S&P futures to achieve its objective of 150% exposure to the S&P 500 Index. From the start of operations in October '97 and through the summer of '98, it participated in the strong bull market. The S&P 500 Index reflected the optimism resulting from the first balanced budget in recent memory and with forecasts of record corporate earnings, the S&P Index reached an all time high in July. By August the drumbeat of adverse international and political news brought an end to market euphoria and the S&P 500 Index plunged 14%. The NAV for this Fund reached a high of $13.47 on July 17th, however, by August 31st, the NAV declined to $9.76. Thus the Fund declined 2.2% from inception to fiscal year end and lost 4.3% on a 1998 year-to-date basis.

U.S. SHORT FUND - The Fund seeks to inversely correlate to the performance of the S&P 500 Index. To achieve this end, the Fund held short positions in S&P futures contracts, options on S&P 500 futures contracts and options on the S&P 500 Index. For the period November 7, 1997 (Fund Inception) through July 20, 1998, the Fund posted a return of -24.4%. During the same period, the S&P 500 Index had a return of 27.7%. From July 20th until August 31st, 1998, the Fund returned 25.1%, while the S&P 500 Index return was -19.2%, reflecting market jitters over continued Asian economic instability adversely impacting domestic corporate profits. From inception to the August 31, 1998 fiscal year end, this Fund decreased in value by 5.4%. For the period of January 1 through August 31, 1998, the Fund increased by 4%.

OTC PLUS FUND - The Fund is designed to be exposed to 125% of the NASDAQ 100 Index (NDX). The Fund does this by investing in approximately 80 of the 100 stocks in the NDX and options on the NDX. The NDX includes the 100 largest capitalized companies in the NASDAQ Composite Index exclusive of financial and utility stocks. The NDX is heavily technology oriented with such important companies as Microsoft and Intel monopolizing the weights. Although the technology stocks lost ground after the OTC Plus Fund began operations, they recovered significantly after the first of this year and by July the NDX had reached an all time high. However, like every other market, the NDX declined severely in August. Generally the Asian contagion is considered to be the cause of most of the woes of these high tech firms. The Fund reached an all time high on July 20th at $14.22 per share and at that point was running a 1.22 beta to the NDX. A large percentage of these gains was given back with the broad retreat of the markets in August. From inception to August 31, 1998, the Fund had a positive return of 4.1% and the 1998 calendar year-to-date return as of August 31st was an increase of 16.7%.

OTC SHORT FUND - This Fund seeks to provide investment results that inversely correlate to the performance of the technology-laden NASDAQ 100 Index (NDX). In order to achieve its objective, the Fund engaged in short sales of stock from the top 80 companies that comprise the NDX. For purposes of liquidity-- especially for the first several months of its existence--the Fund held NDX option positions as well. From inception through fiscal year end, the return was a negative 16.2% and for the period January 1 through August 31, 1998, the return was a negative 21.8%.

U.S. GOVERNMENT MONEY MARKET FUND - The Money Market Fund invests in short term U.S. Treasury and Federal Agency obligations and repurchase agreements backed by these securities. The Fund has the objective of providing current income with the highest degree of safety of principal. During the Fund's past fiscal year, the Federal Reserve kept both the Federal Funds rates unchanged. Only after the market stress caused by the collapse of Long Term Capital Management L.P. hedge fund, did the Fed cut both of these rates by a quarter of a point in late September and mid October. Since the start of operations through August 31, 1998, three month Treasury bills have ranged from a high of 5.47% in December to a low of 4.83% in August of this year. The return from inception through fiscal year end was 3.89%.

In summary, we should note that the beta tracking of the stock and futures index portfolios proved to be a difficult task in the early days of trading the Fund portfolios due to the small amount of assets in each Fund. As the asset base grew in size in each Fund, the tracking of the targeted betas improved and currently results are close to the respective objectives. The entire team of the Potomac Funds would like to thank all of our investors for their confidence in our investment products. We shall continue to strive to provide you with investment performance that follows our stated portfolio objectives and with a professional level of service on a consistent basis in the future.

Sincerely,

/s/ James Terry Apple        /s/ Philip Harding          /s/Thomas Mulrooney
---------------------       --------------------         -------------------
James Terry Apple            Philip Harding              Thomas Mulrooney
Chief Investment Officer     Senior Vice President       Chief Operating Officer

U.S. PLUS FUND
(Graphic Description of Mountain Chart)
October 21, 1997-August 31, 1998

$10,017 S&P 500 Index
$ 9,777 U.S. Plus Fund
U.S. Plus Fund      S&P 500 Index
10000               10000
10190               10174.4
10200               10134.8
9980                 9948.51
9790                 9853.81
9580                 9177.28
9590                 9646.72
9760                 9618.57
9490                 9456.58
9620                 9571.06
10050                9826.08
9990                 9844.6
10030                9865.53
9730                 9816.03
9620                 9705.95
9550                 9639.18
9560                 9666.91
9260                 9480.44
9430                 9592.41
9620                 9714.74
9910                 9901.53
9790                 9818.13
9870                 9884.68
10110               10035.3
10220               10078.3
9910                 9906.45
9940                 9949.87
9990                 9958.46
9990                 9997.8
10380               10200.5
10310               10168.2
10350               10221.4
10340               10183
10490               10294.9
10460               10280
10370               10211.1
10230               10148.4
9990                 9992.99
10020                9976.77
10140               10081.4
10240               10130.1
10150               10103.9
9990                 9996.76
9877.5               9907.6
9967.66              9980.01
9687.16              9827.54
9647.09              9760.26
9707.2               9799.6
10007.7              9976.45
10218.1             10159.4
10218.1             10155.1
10308.3             10203.3
10348.3             10224.6
10097.9             10114.8
10148               10087.8
9947.63             10004.6
9456.76              9707.83
9707.2               9828.38
9917.57              9963.48
9977.68             10024.4
9847.45              9948.93
10057.8             10061.7
10318.3             10240.6
10168               10159.1
10027.8             10077.8
10007.7             10020.7
9997.71             10014
10158               10140.3
10298.2             10228.6
10368.4             10312.7
10388.4             10258.2
10648.9             10477.8
10749               10527.3
10739               10536.7
10739               10501.6
10879.3             10594.9
10829.2             10576.9
10969.4             10663.5
10969.4             10673.9
11019.5             10717.1
10949.4             10674.8
11029.5             10702.7
11159.8             10800.2
11089.6             10760.5
11189.8             10822.5
11260               10863.6
11139.7             10784.3
11330.1             10913.5
11430.2             10973.8
11410.2             10980.8
11400.2             10963.7
11490.4             11008.9
11370.1             10959.8
11219.9             10831.3
11520.4             11047.3
11470.3             11011.9
11650.6             11136.9
11710.8             11181
11780.9             11196.2
11730.8             11182.5
11911.1             11294
11951.2             11306.4
12001.3             11359.5
12071.4             11403.6
12231.7             11502.2
12181.6             11464.4
12331.9             11570.1
12271.7             11531.2
12231.7             11519.3
12171.6             11463.2
12151.5             11443.5
12231.7             11529.3
12351.9             11596.3
12572.3             11720.4
12632.4             11748.5
12512.2             11734.7
12371.9             11610.9
12261.7             11528.2
12392               11622.6
12351.9             11612.4
12482.1             11675.8
12532.2             11713.1
12321.8             11596.5
12582.3             11748.7
12552.2             11758.5
12662.4             11790.1
12682.5             11830.6
12512.2             11715.9
12291.8             11593.6
11971.2             11370.1
11921.1             11355.2
12021.3             11454.8
12381.9             11633.9
12552.2             11730.7
12522.2             11741.9
12392               11673.2
12181.6             11562.5
12051.4             11460.1
12331.9             11596.1
12281.8             11580.5
12442               11676.2
12472.1             11708.3
12402               11692.7
12291.8             11602.3
12221.7             11571.9
12341.9             11610.6
12482.1             11710.4
12392               11664.2
12321.8             11620.5
11991.2             11448.4
12041.3             11429.7
12111.5             11485.9
11951.2             11414.9
12021.3             11416.6
12021.3             11440
11740.8             11330.2
12061.4             11456.9
12381.9             11656
12371.9             11675.5
12422               11703.6
12311.8             11639.5
11961.2             11454.2
12101.4             11498.8
11670.7             11270.4
11901.1             11381.1
12261.7             11585.4
12201.6             11577.6
12111.5             11517.8
12181.6             11544.9
12392               11714.9
12652.4             11855
12622.4             11817.4
12692.5             11858.4
12762.6             11913.8
12622.4             11865.1
12842.8             12019.1
12882.8             11996.7
13083.2             12110.7
13043.1             12083
13173.3             12205.5
13053.1             12123.8
13133.3             12184.1
13153.3             12193.1
13363.7             12322.8
13323.6             12293.8
13453.8             12389.9
13493.9             12418.8
13493.9             12391
13143.3             12191.9
13133.3             12181.5
12732.6             11926.9
12722.5             11937.9
12822.7             12005.6
12532.2             11827.4
12432               11774.8
12712.5             11960.4
12331.9             11727.3
12241.7             11641.1
11520.4             11219.2
11760.8             11316.6
11831               11402.5
11871               11400.6
11690.7             11334.5
11410.2             11186.4
11700.7             11345.8
11480.3             11248.4
11219.9             11121.2
11580.5             11340.1
11911.1             11523.5
11851               11490.7
11730.8             11423.1
11610.6             11314
11700.7             11386.9
11730.8             11436.3
11610.6             11345.5
10789.1             10910.2
10678.9             10748.5
9777.32             10017.5


                    10/20/97-
                     8/31/98
_____________________________
U.S. Plus Fund      (2.23%)
S&P 500 Index        0.17%(1)
_____________________________


--------------------------------------------------------------------------------
U.S./SHORT FUND
(Graphic Description of Mountain Chart)
November 7, 1997-August 31, 1998

$10,321 S&P 500 Index
$ 9,460 U.S./Short Fund
U.S./Short Fund   S&P 500 Index
10000               10000
10140                9931.21
10030                9959.78
10080                9767.66
9800                 9883.02
9580                10009.1
9460                10201.5
9410                10115.6
9370                10184.1
9300                10339.3
9300                10383.6
9330                10206.6
9310                10251.3
9290                10260.2
9270                10300.7
9230                10509.5
9220                10476.2
9220                10531.1
9230                10491.5
9140                10606.8
9160                10591.5
9210                10520.4
9300                10455.8
9430                10295.7
9420                10279
9350                10386.8
9290                10437
9340                10410
9440                10299.6
9510                10207.8
9460                10282.4
9630                10125.3
9660                10056
9620                10096.5
9440                10278.7
9310                10467.2
9420                10462.7
9370                10512.5
9350                10534.3
9500                10421.2
9470                10393.4
9600                10307.7
9910                10001.9
9740                10126.1
9600                10265.3
9560                10328.1
9460                10250.4
9340                10366.6
9180                10550.8
9280                10466.8
9370                10383.1
9390                10324.3
9400                10317.4
9310                10447.5
9220                10538.5
9160                10625.1
9150                10568.9
9000                10795.2
8940                10846.2
8950                10856
8950                10819.7
8870                10915.9
8910                10897.4
8830                10986.5
8830                10997.3
8810                11041.8
8830                10998.2
8790                11026.9
8720                11127.4
8760                11086.5
8690                11150.4
8660                11192.8
8720                11111
8620                11244.1
8570                11306.3
8580                11313.5
8580                11295.8
8540                11342.4
8600                11291.9
8680                11159.5
8530                11382
8540                11345.5
8450                11474.3
8420                11519.8
8390                11535.4
8420                11521.3
8340                11636.2
8320                11648.9
8290                11703.6
8270                11749.1
8200                11850.6
8230                11811.7
8140                11920.6
8170                11880.5
8190                11868.3
8220                11810.5
8230                11790.2
8190                11878.6
8140                11947.6
8050                12075.5
8010                12104.5
8070                12090.2
8130                11962.7
8180                11877.5
8130                11974.8
8140                11964.2
8060                12029.5
8040                12068
8050                11947.8
7920                12104.7
7930                12114.7
7890                12147.2
7870                12189
7950                12070.8
8040                11944.9
8180                11714.6
8200                11699.2
8150                11801.8
7990                11986.4
7920                12086.1
7930                12097.7
7990                12026.8
8090                11912.8
8150                11807.3
8020                11947.5
8050                11931.3
7980                12030
7970                12063
8000                12047
8050                11953.8
8080                11922.5
8030                11962.4
7960                12065.2
8010                12017.5
8040                11972.6
8180                11795.2
8170                11775.9
8140                11833.8
8200                11760.7
8180                11762.5
8180                11786.6
8310                11673.5
8160                11804
8010                12009.1
8010                12029.2
7990                12058.2
8030                11992.1
8200                11801.3
8140                11847.2
8340                11611.8
8230                11725.9
8070                11936.4
8090                11928.4
8140                11866.7
8110                11894.6
8000                12069.8
7890                12214.2
7910                12175.4
7880                12217.7
7860                12274.7
7910                12224.6
7820                12383.3
7820                12360.2
7740                12477.6
7750                12449
7700                12575.3
7750                12491.1
7710                12553.3
7720                12562.6
7650                12696.1
7630                12666.3
7580                12765.2
7550                12795
7560                12766.4
7710                12561.3
7710                12550.6
7950                12288.3
7950                12299.6
7910                12369.4
8040                12185.7
8060                12131.5
7940                12322.8
8110                12082.6
8140                11993.8
8440                11559.1
8370                11659.5
8320                11747.9
8310                11746
8360                11677.9
8510                11525.3
8390                11689.6
8440                11589.2
8550                11458.1
8380                11683.6
8220                11872.6
8240                11838.8
8290                11769.1
8350                11656.8
8310                11731.8
8280                11782.7
8350                11689.2
8730                11240.7
8790                11074.2
9460                10321


                    11/7/97-
                    8/31/98
_____________________________
U.S./Short Fund     (5.40%)
S&P 500 Index        3.21%(1)
_____________________________

The Standard & Poor's 500 Index (S&P 500 Index) is a capital-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. This chart assumes an initial gross investment of $10,000 made on the commencement of operations. Past performance is not predictive of future performance.

1 Return does not include continuous reinvestment of dividends.

OTC Plus Fund
(Graphic Description of Mountain Chart)
October 20, 1997-August 31, 1998

$10,479 NASDAQ Composite Index
$10,410 OTC Plus Fund
OTC Plus Fund     NASDAQ Composite Index
10000               10000
10050               10204.9
9930                10096.1
9800                 9875.03
9690                 9715.97
9590                 8994.72
9710                 9619.76
9550                 9462.53
9260                 9195.5
9490                 9369.35
9710                 9655.13
9710                 9626.65
9720                 9620.22
9560                 9503.06
9500                 9449.3
9410                 9295.11
9400                 9289.78
9010                 9006.57
9310                 9237.31
9560                 9444.98
9820                 9645.76
9650                 9522.72
9660                 9548.54
9950                 9763.29
9880                 9709.07
9570                 9466.76
9660                 9538.8
9740                 9595.59
9810                 9653.2
10150                9917.11
9830                 9667.54
9940                 9755.3
9830                 9673.88
10040                9834.78
10180                9951.02
9810                 9654.67
9610                 9494.23
9110                 9206.34
8840                 8991.41
8870                 9045.53
9030                 9164.35
8870                 9038.64
8670                 8883.71
8720                 8912.47
8750                 8965.68
8460                 8725.66
8340                 8628.44
8510                 8767.01
8790                 8991.78
9020                 9174.91
8920                 9104.53
9100                 9264.69
9200                 9349.14
9080                 9246.86
8910                 9108.11
8950                 9138.89
8510                 8786.49
8670                 8924.14
8940                 9143.58
8940                 9155.71
8920                 9148.45
9050                 9243
9290                 9436.07
9280                 9432.76
9220                 9378.64
9270                 9413.92
9160                 9339.77
9400                 9517.67
9710                 9770
9770                 9823.11
9800                 9842.68
10140               10117.1
10250               10211.4
10410               10332.5
10280               10244.5
10500               10423.3
10370               10316.8
10570               10473.6
10560               10464.6
10630               10519.6
10520               10445.1
10440               10371
10570               10482.3
10760               10629.5
10800               10656.8
11100               10893.9
10950               10773.3
11280               11030.5
11350               11090.9
11190               10972.9
11000               10821
10980               10803.8
11020               10841.9
10390               10354.5
10790               10687.9
10380               10368.7
10610               10554.6
10660               10603
10770               10689.4
10840               10744.7
10970               10844.7
10830               10731.8
10930               10815.6
11030               10899.7
10830               10746
10950               10835.6
11170               11006.8
11360               11163.1
11400               11191.7
11320               11133.8
11260               11087.9
11420               11216.7
11510               11287.9
11530               11304.2
11570               11336.2
11230               11076.2
10960               10862.7
11060               10944.7
11130               10998.4
11200               11054.2
11310               11147.4
11520               11315
11480               11279.9
11520               11314
11780               11514.9
11980               11667.4
12230               11862.2
11840               11565.2
11730               11487.6
11370               11211.1
11400               11233.6
11600               11390.4
11700               11469.1
11730               11500.4
11780               11539.8
11670               11461.2
11610               11415.1
11400               11235.3
11760               11523.4
11570               11373
11800               11545.2
11880               11606.5
11910               11634.3
11710               11481.6
11630               11417.4
11780               11537.7
11570               11373.8
11390               11244.7
11280               11156.7
11120               11028
11230               11113.8
11290               11163.1
11010               10954
10710               10710.3
10950               10908.8
10660               10695.9
11040               10982.7
11170               11088.4
11170               11091.4
11350               11242.6
11070               11020.5
10910               10890
10940               10907.3
10790               10784
11210               11127
11360               11248.1
11400               11278
11550               11391.8
11840               11614.3
12290               11967.8
12620               12232.1
12380               12050.5
12500               12138.2
12720               12310.7
12690               12288.9
12920               12461.7
12630               12244.7
12750               12337
12790               12371.4
13180               12661.1
13240               12710.5
13340               12783
13700               13053.8
13670               13031.3
14050               13320.3
14080               13348.2
14220               13452.5
14220               13470.2
13800               13157.7
13800               13145.7
13500               12918
13530               12943.7
13750               13107
13340               12802.9
13180               12681.6
13690               13067.3
13150               12655.7
13040               12574.7
12440               12104.2
12590               12220.5
13020               12551.1
12990               12534.5
12970               12523.6
12590               12222.6
12880               12448.1
12690               12298.5
12580               12221.8
13050               12568.7
13440               12876.1
13390               12848.7
13410               12848.1
13130               12632.9
13070               12597.5
13300               12757.6
13130               12626.2
12400               12058.6
11830               11624.5
10410               10478.7



                    10/20/97-
                    8/31/98
_________________________________
OTC Plus Fund            4.10%
NASDAQ Composite Index   4.79%(1)
_________________________________

--------------------------------------------------------------------------------

OTC/Short Fund
(Graphic Description of Mountain Chart
October 16, 1997 - August 31, 1998

$10,373 NASDAQ Composite Index
$ 8,380 OTC/Short Fund
OTC/Short Fund    NASDAQ Composite Index

10000               10000
10410                9779.33
10110                9898.76
9720                10101.6
9740                 9993.91
9950                 9775.06
10170                9617.6
10940                8903.65
10260                9522.37
10430                9366.73
10720                9102.4
10520                9274.5
10200                9557.39
10220                9529.19
10190                9522.82
10290                9406.85
10390                9353.64
10560                9201
10570                9195.73
10890                8915.39
10620                9143.79
10380                9349.36
10150                9548.11
10290                9426.31
10260                9451.87
10020                9664.45
10080                9610.78
10450                9370.92
10360                9442.23
10300                9498.44
10210                9555.48
10040                9816.71
10290                9569.67
10190                9656.53
10270                9575.94
10120                9735.21
9990                 9850.28
10280                9556.93
10470                9398.12
10690                9113.14
10890                8900.38
10870                8953.96
10750                9071.57
10900                8947.13
11080                8793.77
11050                8822.25
10980                8874.91
11280                8637.32
11400                8541.09
11220                8678.26
10900                8900.74
10660                9082.03
10710                9012.35
10590                9170.9
10540                9254.49
10600                9153.25
10740                9015.9
10740                9046.37
11130                8697.54
10940                8833.8
10660                9051.01
10750                9063.02
10750                9055.83
10660                9149.43
10440                9340.54
10370                9337.26
10420                9283.69
10370                9318.62
10450                9245.21
10240                9421.31
9970                 9671.09
9920                 9723.66
9890                 9743.04
9620                10014.6
9530                10108.1
9420                10228
8900                10140.8
8740                10317.8
8840                10212.3
8700                10367.6
8710                10358.7
8660                10413.1
8740                10339.4
8800                10266.1
8700                10376.2
8588                10521.8
8620                10549
8440                10783.6
8520                10664.2
8330                10918.8
8250                10978.6
8340                10861.9
8460                10711.4
8470                10694.4
8440                10732.1
8830                10249.7
8550                10579.7
8810                10263.7
8650                10447.8
8620                10495.6
8540                10581.1
8500                10635.9
8420                10734.9
8510                10623.2
8440                10706.1
8370                10789.4
8500                10637.2
8420                10725.9
8290                10895.3
8170                11050
8150                11078.4
8190                11021.1
8220                10975.6
8150                11103.2
8100                11173.7
8090                11189.8
8070                11221.4
8260                10964.1
8420                10752.7
8350                10833.9
8300                10887
8260                10942.3
8190                11034.6
8060                11200.5
8090                11165.7
8070                11199.5
7920                11398.3
7810                11549.2
7670                11742.1
7860                11448.1
7920                11371.3
8110                11097.6
8100                11119.9
7990                11275.1
7940                11352.9
7920                11384
7890                11423
7950                11345.2
7980                11299.5
8110                11121.5
7900                11406.7
8000                11257.9
7870                11428.4
7830                11489
7810                11516.5
7910                11365.4
7950                11301.8
7870                11420.9
7980                11258.6
8070                11130.8
8140                11043.8
8230                10916.3
8160                11001.3
8130                11050.1
8290                10843.1
8470                10601.9
8310                10798.4
8480                10587.6
8250                10871.5
8160                10976.2
8170                10979.1
8060                11128.8
8220                10908.9
8310                10779.8
8300                10796.9
8390                10674.8
8120                11014.4
8030                11134.3
8010                11163.8
7930                11276.5
7760                11496.8
7520                11846.6
7360                12108.3
7470                11928.5
7420                12015.3
7310                12186
7320                12164.5
7210                12335.5
7340                12120.7
7280                12212.2
7260                12246.2
7080                12532.9
7050                12581.8
7010                12653.6
6850                12921.6
6860                12899.4
6700                13185.4
6690                13213.1
6630                13316.3
6640                13333.8
6800                13024.5
6800                13012.6
6920                12787.2
6900                12812.7
6820                12974.3
6980                12673.3
7050                12553.3
6830                12935
7060                12527.6
7100                12447.4
7400                11981.7
7330                12096.8
7120                12424
7140                12407.6
7150                12396.8
7320                12098.9
7190                12322
7270                12174
7320                12098.1
7110                12441.5
6930                12745.7
6950                12718.6
6940                12718.1
7060                12505
7080                12469.9
6990                12628.5
7050                12498.4
7370                11936.5
7630                11506.9
8380                10372.6

                    10/16/97-
                    8/31/98
_________________________________
OTC Short Fund          (16.20%)
NASDAQ Composite Index    3.73%(1)
_________________________________

The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks. This chart assumes an intitial gross investment of $10,000 made on the commencement of operations. Past performance is not predictive of future performance.

1 Return does not include continuous reinvestment of dividends.

U.S. Plus Fund
Schedule of Investments
--------------------------------------------------------------------------------
August 31, 1998


--------------------------------------------------------------------------------
Face Amount                                                           Value
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS  128.50%*

        $607,049        U.S. Treasury Bill 4.73%, 11/27/98             $ 600,109
                                                                     -----------

                        TOTAL U.S. TREASURY
                         OBLIGATIONS
                         (Cost $600,080)                                 600,109
                                                                     -----------

--------------------------------------------------------------------------------
Contracts
--------------------------------------------------------------------------------
CALL OPTIONS PURCHASED - 0.08%*

       1      S&P 500 Index Futures
              Expiring September 1998 at 1100
              (Cost $6,504)                                                  375
                                                                     -----------

              TOTAL INVESTMENTS - 128.58%*
                (Cost of $606,584)                                   $   600,484
                                                                     ===========
U.S. Plus Fund
Schedule of Options Written
August 31, 1998
--------------------------------------------------------------------------------
Contracts
--------------------------------------------------------------------------------
WRITTEN OPTION CONTRACTS

       1      S&P 500 Index Futures - Put
              Expiring September 1998 at 1100                        $    23,375
                                                                     -----------

              TOTAL OPTIONS WRITTEN
                (Premiums received $7,245)                           $    23,375
                                                                     ===========

*  Calculated as a percentage of net assets.
See notes to the financial statements.

U.S. Plus Fund
Schedule of Futures Contracts
August 31, 1998
--------------------------------------------------------------------------------
                                                                      Unrealized
Contracts                                                                   Loss
--------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED

        2       S&P 500 Index Futures Contracts
                Expiring September 1998
                (Underlying Face Amount at
                Market Value $477,000)                                 $(80,634)
                                                                     ===========

See notes to the financial statements.

U.S./Short Fund
Schedule of Investments
--------------------------------------------------------------------------------
August 31, 1998

--------------------------------------------------------------------------------
Face Amount                                                           Value
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 82.40%*

 $6,475,184   U.S. Treasury Bill 4.73%, 11/27/98                     $ 6,401,167
                                                                     -----------

              TOTAL U.S. TREASURY
                OBLIGATIONS
                (Cost $6,400,855)                                      6,401,167
                                                                     -----------

--------------------------------------------------------------------------------
Contracts
--------------------------------------------------------------------------------
PUT OPTIONS PURCHASED - 5.99%*

      31      S&P 500 Index Futures
              Expiring September 1998 at 1100
                (Cost $126,099)                                          465,775
                                                                     -----------

              TOTAL INVESTMENTS - 88.39%*
                (Cost of $6,526,954)                                 $ 6,866,942
                                                                     ===========
U.S./Short Fund
Schedule of Options Written
August 31, 1998
--------------------------------------------------------------------------------
Contracts
--------------------------------------------------------------------------------
WRITTEN OPTION CONTRACTS

      31      S&P 500 Index Futures - Call
              Expiring September 1998 at 1100                        $     3,875
                                                                     -----------

              TOTAL OPTIONS WRITTEN
                (Premiums received $66,111)                          $     3,875
                                                                     ===========

*  Calculated as a percentage of net assets.

See notes to the financial statments.

U.S./Short Fund
Schedule of Short Futures Contracts
August 31, 1998
--------------------------------------------------------------------------------
                                                                      Unrealized
Contracts                                                                   Gain
--------------------------------------------------------------------------------

SHORT FUTURES CONTRACTS

        20      S&P 500 Index Futures Contracts
                Expiring September 1998
                (Underlying Face Amount at
                Market Value $4,770,000)                               $ 534,660
                                                                     ===========

See notes to the financial statements.

OTC Plus Fund
Schedule of Investments
--------------------------------------------------------------------------------
August 31, 1998

--------------------------------------------------------------------------------
Shares                                                                     Value
--------------------------------------------------------------------------------
COMMON STOCKS - 94.57%*

    19,656    Microsoft Corporation **                             $   1,885,748
    13,343    Intel Corporation                                          949,855
     8,396    Cisco Systems, Inc. **                                     687,422
     5,139    Dell Computer Corporation **                               513,900
     8,493    WorldCom, Inc. **                                          347,682
     4,668    MCI Communications Corporation                             233,400
     7,678    Oracle Corporation **                                      153,080
     3,840    Tele-Communications, Inc. - Class A **                     126,720
     2,033    Amgen Inc. **                                              123,759
     3,004    Sun Microsystems, Inc. **                                  119,034
     2,673    Comcast Corporation - Special Class A                       99,903
     4,483    Telefonaktiebolaget LM Ericsson - ADR                       96,104
     1,708    Costco Companies, Inc.                                      80,383
     3,487    HBO & Company                                               74,099
     2,431    Level 3 Communications, Inc.**                              72,398
     1,702    BMC Software, Inc. **                                       72,016
     2,898    Applied Materials, Inc. **                                  71,182
     1,590    Tellabs, Inc. **                                            67,178
     2,827    3Com Corporation **                                         66,965
     2,625    Qwest Communications International Inc. **                  65,625
     1,427    Compuware Corporation **                                    64,839
     2,203    Staples, Inc. **                                            59,756
     1,537    Ascend Communications, Inc. **                              54,083
     1,774    PeopleSoft, Inc. **                                         49,894
     1,177    PanAmSat Corporation **                                     49,875
     1,283    Paychex, Inc.                                               48,754
     1,143    Chancellor Media Corporation **                             40,791
     2,074    Nextel Communications, Inc. - Class A                       37,462
     1,198    Nordstrom, Inc.                                             35,865
     1,078    Network Associates, Inc. **                                 34,766
       821    Cintas Corporation                                          33,456
     1,061    Apple Computer, Inc.                                        33,090
     1,053    Maxim Integrated Products, Inc. **                          28,957
       616    Linear Technology Corporation                               28,952
     2,823    Novell, Inc. **                                             26,819
       575    Biogen, Inc. **                                             26,594
       650    Fiserv, Inc. **                                             25,350
       605    PACCAR Inc.                                                 24,805
       550    QUALCOMM Incorporated **                                    24,166
       886    Biomet, Inc.                                                23,811
       402    Jacor Communications, Inc. **                               23,718
     1,055    ADC Telecommunications, Inc. **                             23,408
       793    Sigma-Aldrich Corporation                                   22,006

--------------------------------------------------------------------------------
Shares                                                                     Value
--------------------------------------------------------------------------------
       693    Starbucks Corporation **                              $     21,873
       597    Quintiles Transnational Corp. **                            21,343
       765    Northwest Airlines Corporation                              21,277
     2,063    Parametric Technology Corporation **                        21,146
       717    Altera Corporation **                                       20,883
       761    American Power Conversion Corporation **                    20,547
     1,101    Bed Bath & Beyond Inc. **                                   19,887
     1,378    Chiron Corporation **                                       19,809
       610    Apollo Group, Inc. - Class A **                             18,529
       565    Centocor, Inc. **                                           18,362
       793    Gartner Group, Inc. - Class A **                            18,338
       383    Reuters Group PLC - ADR                                     18,240
       587    Xilinx, Inc. **                                             17,904
       460    Electronic Arts Inc. **                                     17,537
       631    Genzyme Corporation **                                      17,037
       752    Herman Miller, Inc.                                         15,416
       629    Molex Incorporated                                          15,253
       775    Stewart Enterprises, Inc. - Class A                         15,209
       459    Cambridge Technology Partners, Inc. **                      14,917
       389    Tech Data Corporation **                                    14,709
       816    Netscape Communications Corporation **                      14,688
       504    McCormick & Company, Incorporated                           14,647
       679    KLA -Tencor Corporation **                                  14,429
     1,249    Quantum Corporation **                                      14,285
       536    Adobe Systems Incorporated                                  14,070
       504    Cracker Barrel Old Country Store, Inc.                      12,316
       563    Rexall Sundown, Inc. **                                     10,275
       893    Adaptec, Inc. **                                            10,269
       691    Andrew Corporation **                                       10,235
       507    First Health Group Corp. **                                 10,235
       772    Worthington Industries, Inc.                                10,036
       375    Autodesk, Inc.                                               8,766
       657    General Nutrition Companies, Inc. **                         8,746
       356    Dura Pharmaceuticals, Inc. **                                5,874
       838    Atmel Corporation **                                         5,054
       605    Oxford Health Plans, Inc. **                                 3,706
                                                                     -----------

              TOTAL COMMON STOCKS
                (Cost $6,739,237)                                  $   7,263,517
                                                                     -----------
See notes to the financial statements.

OTC Plus Fund
Schedule of Investments
--------------------------------------------------------------------------------
August 31, 1998

--------------------------------------------------------------------------------
Face Amount                                                                Value
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 1.43%*

$111,292      U.S. Treasury Bill
                4.73%, 11/27/98                                      $   110,020
                                                                     -----------

              TOTAL U.S. TREASURY
                OBLIGATIONS
                (Cost $110,015)                                          110,020
                                                                     -----------

--------------------------------------------------------------------------------
Contracts
--------------------------------------------------------------------------------
CALL OPTIONS PURCHASED - 0.20%*

       4      Nasdaq Index
              Expiring September 1998 at 1240
              (Cost $11,154)                                               5,600

      18      Nasdaq Index
              Expiring September 1998 at 1340
              (Cost $105,672)                                              9,450
                                                                     -----------

              TOTAL CALL OPTIONS
                (Cost of $116,826)                                        15,050
                                                                     -----------

              TOTAL INVESTMENTS - 96.20%*
                (Cost of $6,966,078)                                 $ 7,388,587
                                                                     ===========

*  Calculated as a percentage of net assets.
**Non-income producing security.


OTC Plus Fund
Schedule of Options Written
--------------------------------------------------------------------------------
August 31, 1998

--------------------------------------------------------------------------------
Contracts                                                                  Value
--------------------------------------------------------------------------------
WRITTEN OPTION CONTRACTS

       3      Nasdaq Index - Put
              Expiring September 1998
              at 1240                                                 $   32,250

      18      Nasdaq Index - Put
              Expiring September 1998
              at 1340                                                    330,750
                                                                     -----------
--------------------------------------------------------------------------------
Contracts                                                                  Value
--------------------------------------------------------------------------------
              TOTAL OPTIONS WRITTEN
                (Premiums received $112,562)                          $  363,000
                                                                     ===========

See notes to the financial statements.

OTC/Short Fund
Schedule of Investments
--------------------------------------------------------------------------------
August 31, 1998

--------------------------------------------------------------------------------
Face Amount                                                                Value
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 59.54%*

$11,545,052   U.S. Treasury Bill
                4.73%, 11/27/98                                     $ 11,413,080
                                                                     -----------

              TOTAL U.S. TREASURY
                OBLIGATIONS
                (Cost $11,412,524)                                    11,413,080
                                                                     -----------

              TOTAL INVESTMENTS - 59.54%*
                (Cost $11,412,524)                                  $ 11,413,080
                                                                     ===========

*  Calculated as a percentage of net assets.
See notes to the financial statements.

OTC/Short Fund
Schedule of Investments
--------------------------------------------------------------------------------
August 31, 1998

--------------------------------------------------------------------------------
Shares                                                                     Value
--------------------------------------------------------------------------------
   51,068     Microsoft Corporation                                  $ 4,899,336
   34,613     Intel Corporation                                        2,464,013
   21,817     Cisco Systems, Inc.                                      1,786,267
   13,384     Dell Computer Corporation                                1,338,400
   22,085     WorldCom, Inc.                                             904,105
   12,177     MCI Communications Corporation                             608,850
   19,999     Oracle Corporation                                         398,730
    9,970     Tele-Communications, Inc. - Class A                        329,010
    5,279     Amgen Inc.                                                 321,359
    7,813     Sun Microsystems, Inc.                                     309,590
    6,940     Comcast Corporation - Special Class A                      259,382
   11,641     Telefonaktiebolaget LM Ericsson - ADR                      249,554
    4,434     Costco Companies, Inc.                                     208,675
    9,028     HBO & Company                                              191,845
    6,339     Level 3 Communications, Inc.                               188,784
    4,412     BMC Software, Inc.                                         186,683
    7,524     Applied Materials, Inc.                                    184,808
    4,134     Tellabs, Inc.                                              174,662
    7,341     3Com Corporation                                           173,890
    6,920     Qwest Communications International Inc.                    173,000
    3,716     Compuware Corporation                                      168,846
    5,719     Staples, Inc.                                              155,128
    3,992     Ascend Communications, Inc.                                140,468
    4,606     PeopleSoft, Inc.                                           129,544
    3,057     PanAmSat Corporation                                       129,540
    3,327     Paychex, Inc.                                              126,426
    2,967     Chancellor Media Corporation                               105,885
    5,439     Nextel Communications, Inc. - Class A                       98,242
    3,111     Nordstrom, Inc.                                             93,136
    2,793     Network Associates, Inc.                                    90,058
    2,122     Cintas Corporation                                          86,471
    2,749     Apple Computer, Inc.                                        85,734
    1,600     Linear Technology Corporation                               75,200
    2,734     Maxim Integrated Products, Inc.                             75,185
    7,330     Novell, Inc.                                                69,635
    1,499     Biogen, Inc.                                                69,329
    1,692     Fiserv, Inc.                                                65,968
    1,570     PACCAR Inc.                                                 64,370
    1,429     QUALCOMM Incorporated                                       62,787
    2,302     Biomet, Inc.                                                61,866
    1,043     Jacor Communications, Inc.                                  61,537
    2,755     ADC Telecommunications, Inc.                                61,127
    2,059     Sigma-Aldrich Corporation                                   57,137

--------------------------------------------------------------------------------
Shares                                                                     Value
--------------------------------------------------------------------------------
     1,786    Starbucks Corporation                                  $    56,371
     1,551    Quintiles Transnational Corp.                               55,448
     5,390    Parametric Technology Corporation                           55,247
     1,986    Northwest Airlines Corporation                              55,236
     1,865    Altera Corporation                                          54,318
     1,966    American Power Conversion Corporation                       53,082
     2,857    Bed Bath & Beyond Inc.                                      51,605
     3,578    Chiron Corporation                                          51,434
     1,586    Apollo Group, Inc. - Class A                                48,160
     1,468    Centocor, Inc.                                              47,710
     2,059    Gartner Group, Inc. - Class A                               47,614
       993    Reuters Group PLC - ADR                                     47,292
     1,536    Xilinx, Inc.                                                46,848
     1,189    Electronic Arts Inc.                                        45,331
     1,638    Genzyme Corporation                                         44,226
     1,951    Herman Miller, Inc.                                         39,995
     1,633    Molex Incorporated                                          39,600
     2,013    Stewart Enterprises, Inc. - Class A                         39,505
     1,181    Cambridge Technology Partners, Inc.                         38,382
     2,126    Netscape Communications Corporation                         38,268
     1,009    Tech Data Corporation                                       38,153
     1,308    McCormick & Company, Incorporated                           38,014
     3,277    Quantum Corporation                                         37,481
     1,762    KLA -Tencor Corporation                                     37,443
     1,392    Adobe Systems Incorporated                                  36,540
     1,308    Cracker Barrel Old Country Store, Inc.                      31,964
     1,808    Andrew Corporation                                          26,781
     1,461    Rexall Sundown, Inc.                                        26,663
     1,317    First Health Group Corp.                                    26,587
     2,307    Adaptec, Inc.                                               26,530
     2,003    Worthington Industries, Inc.                                26,039
       973    Autodesk, Inc.                                              22,744
     1,701    General Nutrition Companies, Inc.                           22,645
       924    Dura Pharmaceuticals, Inc.                                  15,246
     2,177    Atmel Corporation                                           13,130
     1,571    Oxford Health Plans, Inc.                                    9,622
                                                                     -----------

              TOTAL SECURITIES
                SOLD SHORT
                (Proceeds $22,425,648)                               $18,875,816
                                                                     ===========
See notes to the financial statements.

U.S. Government Money Market Fund
Schedule of Investments
August 31, 1998
--------------------------------------------------------------------------------
Face Amount                                                                Value
--------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS - 132.13%*

$12,524,423     U.S. Treasury Bill
                    4.75%, 11/27/98                                 $ 12,380,653
                                                                     -----------

                TOTAL U.S. TREASURY
                  OBLIGATIONS
                  (Cost $12,380,653)                                  12,380,653
                                                                     -----------

                TOTAL INVESTMENTS - 132.13%
                (Cost $12,380,653)                                   $12,380,653
                                                                     ===========

* Calculated as a percentage of net assets.

Statements of Assets and Liabilities
August 31, 1998
--------------------------------------------------------------------------------

Potomac Funds                                                                 U.S. Plus               U.S./Short
                                                                                Fund                     Fund

Assets:
Investments, at market value (Note 2)..................................      $   600,484              $6,866,942
Cash ..................................................................           53,883                  55,748
Receivable for investments sold........................................              495                     121
Receivable for Fund shares sold........................................            9,984                  57,862
Receivable from broker.................................................               --                 307,982
Deposit at broker......................................................           53,615                 589,302
Dividends receivable...................................................               --                      --
Organization costs, net of accumulated amortization (Note 1)...........           12,906                  13,060
Other assets...........................................................            8,478                   8,478
                                                                              ----------               ---------
     Total assets......................................................          739,845               7,899,495
                                                                              ----------               ---------
Liabilities:
Securities sold short, at value (Proceeds of $22,425,648 for the OTC/Short Fund)      --                      --
Written options, at value (Premiums received of $7,245, $66,111,
   $112,562, $0, $0)...................................................           23,375                   3,875
Payable for investments purchased......................................               --                  15,129
Payable for Fund shares redeemed.......................................           57,003                  71,891
Payable to Investment Adviser..........................................          136,061                  21,060
Payable to broker......................................................           38,500                      --
Accrued expenses and other liabilities.................................           17,909                  18,888
                                                                              ----------               ---------
     Total liabilities.................................................          272,848                 130,843
                                                                              ----------               ---------
Net assets.............................................................      $   466,997              $7,768,652
                                                                              ==========               =========
Net assets consist of:
Capital stock..........................................................      $   387,731              $7,726,289
Accumulated undistributed net investment income........................           15,745                   4,928
Accumulated undistributed net realized gain (loss) on investments sold, securities sold short, written option contracts expired or closed, and
   futures.............................................................          166,385                (899,449)
Net unrealized appreciation (depreciation) on:
   Investments.........................................................           (6,100)                339,988
   Short positions.....................................................               --                      --
   Written options.....................................................          (16,130)                 62,236
   Futures.............................................................          (80,634)                534,660
                                                                              ----------               ---------
     Total Net Assets..................................................      $   466,997              $7,768,652
                                                                              ==========               =========
Shares outstanding
(unlimited shares of beneficial interest authorized, no par value).....           47,853                 821,052
Net Asset Value, Redemption Price and Offering Price Per Share.........      $      9.76              $     9.46
                                                                              ==========               =========
Cost of Investments....................................................      $   606,584              $6,526,954
                                                                              ==========               =========

See notes to the financial statements.

Statement of Assets and Liabilities
August 31, 1998
--------------------------------------------------------------------------------
    OTC Plus                 OTC/Short             U.S. Government
      Fund                     Fund                 Money Market
                                                        Fund

   $7,388,587              $11,413,080              $12,380,653
       88,517                   82,491                    8,547
       32,237                2,293,131                       --
    1,143,730                2,985,902                3,132,889
           --                       --                       --
      500,863               25,518,374                       --
        1,259                       --                       --
       12,906                   12,872                   12,906
        8,978                   56,484                    8,978
    ---------               ----------               ----------
    9,177,077               42,362,334               15,543,973
    ---------               ----------               ----------

           --               18,875,816                       --
      363,000                       --                       --

      920,882                       --                       --
       65,677                4,208,844                6,127,581
       84,953                   75,005                   22,253
           --                       --                       --
       62,019                   34,131                   23,755
    ---------               ----------               ----------
    1,496,531               23,193,796                6,173,589
    ---------               ----------               ----------

   $7,680,546              $19,168,538              $ 9,370,384
    =========               ==========               ==========

   $8,745,588              $21,075,426              $ 9,352,613
           --                   11,388                   17,771


   (1,237,113)              (5,468,664)                      --

      422,509                      556                       --
           --                3,549,832                       --
     (250,438)                      --                       --
           --                       --                       --
    ---------               ----------               ----------
   $7,680,546              $19,168,538              $ 9,370,384
    =========               ==========               ==========

      737,536                2,286,861                9,370,384
   $    10.41              $      8.38              $      1.00
    =========               ==========               ==========
   $6,966,078              $11,412,524              $12,380,653
    =========               ==========               ==========

See notes to the financial statements.

Statement of Operations
------------------------------------------------------------------------------------------------------------------------------------
Potomac Funds                                                                  U.S. Plus              U.S./Short
                                                                                 Fund                    Fund
                                                                          October 20, 1997(1)       November 7, 1997(1)
                                                                          to August 31, 1998      to August 31, 1998

Investment Income:
Dividend income (net of withholding tax of $456 for the OTC Plus Fund).  $           --              $        --
Interest income........................................................         493,377                   78,637
                                                                              ---------                 --------
     Total investment income...........................................         493,377                   78,637
                                                                              ---------                 --------
Expenses:
Investment advisory fees...............................................          71,062                   14,663
Administration fees....................................................          42,305                    6,538
Shareholder servicing and accounting costs.............................          51,579                   23,818
Custody fees...........................................................           7,128                    5,745
Federal and state registration.........................................          17,135                   19,254
Professional fees......................................................          37,906                    8,186
Amortization of organizational expenses................................           2,701                    2,547
Reports to shareholders................................................           3,444                    1,709
Directors' fees and expenses...........................................           1,937                      239
Other..................................................................           3,851                    3,553
                                                                              ---------                 --------
     Total expenses before waiver and reimbursement of expenses and
       dividends on short positions....................................         239,048                   86,252
     Less: Waiver of expenses and reimbursement from Adviser...........         (96,923)                 (60,726)
                                                                              ---------                 --------
Net expenses before dividends on short positions.......................         142,125                   25,526
Dividends on short positions (net of withholding tax of $72 for
       the OTC/Short Fund).............................................              --                       --
                                                                              ---------                 --------
     Total expenses....................................................         142,125                   25,526
                                                                              ---------                 --------
Net investment income (loss)...........................................         351,252                   53,111
                                                                              ---------                 --------

Realized and Unrealized Gain (Loss)
   on Investments:
Net realized gain (loss) on:
   Investments.........................................................          30,999                 (100,903)
   Short transactions..................................................              --                       --
   Written option contracts expired or closed..........................         673,000                  (66,762)
   Futures contracts...................................................         745,352                 (235,746)
                                                                              ---------                 --------
                                                                              1,449,351                 (403,411)
                                                                              ---------                 --------

Change in unrealized appreciation (depreciation) on:
   Investments.........................................................          (6,100)                 339,988
   Short positions.....................................................              --                       --
   Written options.....................................................         (16,130)                  62,236
   Futures.............................................................         (80,634)                 534,660
                                                                              ---------                 --------
                                                                               (102,864)                 936,884
                                                                              ---------                 --------
     Net realized and unrealized gain (loss) on investments............       1,346,487                  533,473
                                                                              ---------                 --------
Net increase (decrease) in net assets resulting from operations........      $1,697,739                 $586,584
                                                                              =========                 ========

1 Commencement of Operations.

Statement of Operations
--------------------------------------------------------------------------------
    OTC Plus                 OTC/Short             U.S. Government
                                                    Money Market
      Fund                     Fund                     Fund
October 20, 1997 (1)     October 16, 1997(1)      October 20, 1997(1)
to August 31, 1998      to August 31, 1998       to August 31, 1998

 $     15,169         $             --           $          --
       18,543                  184,794                 184,081
    ---------              -----------               ---------
       33,712                  184,794                 184,081
    ---------              -----------               ---------

       67,763                   53,805                  17,168
       35,193                   32,578                  13,611
       51,339                   48,212                  47,139
       71,665                   22,122                   3,508
       19,107                   24,557                  20,100
       30,482                   29,539                  15,940
        2,701                    2,735                   2,701
        6,307                    3,205                   2,792
        1,988                      485                     621
        3,851                    4,044                   3,553
    ---------              -----------               ---------

      290,396                  221,282                 127,133
     (154,869)                (123,475)                (92,798)
    ---------              -----------               ---------
      135,527                   97,807                  34,335

           --                    8,340                      --
    ---------              -----------               ---------
      135,527                  106,147                  34,335
    ---------              -----------               ---------
     (101,815)                  78,647                 149,746
    ---------              -----------               ---------

    2,415,343                       --                      --
           --               (5,399,382)                     --
     (132,777)                  17,525                      --
           --                       --                      --
    ---------              -----------               ---------
    2,282,566               (5,381,857)                     --
    ---------              -----------               ---------


      422,509                      556                      --
           --                3,549,832                      --
     (250,438)                      --                      --
           --                       --                      --
    ---------              -----------               ---------
      172,071                3,550,388                      --
    ---------              -----------               ---------
    2,454,637               (1,831,469)                     --
    ---------              -----------               ---------
   $2,352,822              $(1,752,822)              $ 149,746
    =========              ===========               =========

See notes to the financial statements.

Statement  of Changes in Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Potomac Funds                                                                  U.S. Plus              U.S./Short
                                                                                 Fund                    Fund
                                                                          October 20, 1997(1)       November 7, 1997(1)
                                                                          to August 31, 1998      to August 31, 1998

Operations:
Net investment income (loss)...........................................     $    351,252              $    53,111
Net realized gain (loss) on investments sold, securities sold
   short, written option contracts expired or closed and futures contracts     1,449,351                 (403,411)
Change in unrealized appreciation (depreciation) on investments,
   short positions, written options and futures........................         (102,864)                 936,884
                                                                             -----------              -----------
     Net increase (decrease) in net assets resulting from operations...        1,697,739                  586,584
                                                                             -----------              -----------

Distributions to Shareholders:
Net investment income..................................................          (35,123)                      --
                                                                             -----------              -----------

Capital Share Transactions:
Proceeds from shares sold..............................................      141,274,188               89,542,327
Proceeds from shares issued to holders in reinvestment of dividends....           34,225                       --
Cost of shares redeemed................................................     (142,504,032)             (82,360,259)
                                                                             -----------              -----------
     Net increase (decrease) in net assets
           resulting from capital share transactions...................       (1,195,619)               7,182,068
                                                                             -----------              -----------
Total increase in net assets ..........................................          466,997                7,768,652
                                                                             -----------              -----------

Net Assets:
Beginning of period....................................................               --                       --
                                                                             -----------              -----------
End of period (including undistributed net investment
   income of $15,745, $4,928, $0, $11,388 and $17,771, respectively)...     $    466,997             $  7,768,652
                                                                             ===========              ===========

1 Commencement of Operations.
See note to the financial statements.

Statement  of Changes in Net Assets
--------------------------------------------------------------------------------

    OTC Plus                 OTC/Short             U.S. Government
                                                    Money Market
      Fund                     Fund                     Fund
October 20, 1997(1)      October 16, 1997(1)      October 20, 1997(1)
to August 31, 1998      to August 31, 1998       to August 31, 1998

  $  (101,815)               $   78,647              $  149,746

    2,282,566                (5,381,857)                     --

      172,071                 3,550,388                      --
  -----------              ------------            ------------
    2,352,822                (1,752,822)                149,746
  -----------              ------------            ------------


            --                       --                (149,746)
  -----------              ------------            ------------


  325,380,424               301,561,469             198,593,087
           --                        --                  69,908
 (320,052,700)             (280,640,109)           (189,292,611)
  -----------              ------------            ------------

    5,327,724                20,921,360               9,370,384
  -----------              ------------            ------------
    7,680,546                19,168,538               9,370,384
  -----------              ------------            ------------

           --                        --                      --
  -----------              ------------            ------------

 $  7,680,546              $ 19,168,538          $    9,370,384
  ===========              ============            ============

See notes to the financial statements.

Financaial Highlights
------------------------------------------------------------------------------------------------------------------------------------
                                                                      For a fund share outstanding throughout the period

Potomac Funds                                                                  U.S. Plus              U.S./Short
                                                                                 Fund                    Fund
                                                                          October 20, 1997(1)        November 7, 1997(1)
                                                                          to August 31, 1998      to August 31, 1998
Per Share Data:
Net Asset Value,
  Beginning of Period..................................................           $ 10.00                  $  10.00
                                                                                ---------                 ---------

Income (Loss) from Investment Operations:
Net investment income (loss)...........................................             0.364                    0.234
Net realized and unrealized gain (loss) on investments.................            (0.58)                    (0.77)
                                                                                ---------                 ---------
     Total from investment operations..................................            (0.22)                    (0.54)
                                                                                ---------                 ---------
Less dividends from net investment income..............................            (0.02)                        --
                                                                                ---------                 ---------

Net Asset Value, End of Period.........................................         $    9.76                 $    9.46
                                                                                =========                 =========

Total Return2..........................................................           (2.23%)                   (5.40%)

Supplemental Data and Ratios:
Net assets, end of period..............................................         $ 466,997                $7,768,652
Ratio of net expenses to average net assets:
   Before expense reimbursement3.......................................              2.52%                    5.29%
   After expense reimbursement3........................................              1.50%                    1.57%
Ratio of net investment income (loss) to average net assets:
   Before expense reimbursement3.......................................              2.68%                   (0.46%)
   After expense reimbursement3........................................              3.70%                    3.26%
Portfolio turnover rate5...............................................              0.00%                    0.00%

1 Commencement of operations.

2 Not annualized.

3 Annualized.

4 Net investment income (loss) per share represents net investment income (loss) using ending balances prior to consideration of adjustments for permanent book and tax differences for the respective period divided by the daily average shares of beneficial interest outstanding throughout each period.

5 Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. All of the Funds, with the exception of the OTC Plus Fund and the OTC/Short Fund, typically hold most of their investments in options, futures contracts and repurchase agreements, which are deemed short-term securities.

6 The operating expense ratio excluded dividends on short positions. The ratio including dividends on short positions for the respective period ended was 1.78%.

7 The net investment income ratio included dividends on short positions. The ratio excluding dividends on short positions for the respective period ended was 1.46%.

8 Net investment income before dividends on short positions for the respective period ended was $0.10.

See notes to the financial statements.

Financial Highlights
--------------------------------------------------------------------------------

         For a fund share outstanding throughout the period

    OTC Plus                 OTC/Short             U.S. Government
                                                    Money Market
      Fund                     Fund                     Fund
October 20, 1997(1)      October 16, 1997(1)       October 20, 1997(1)
to August 31, 1998      to August 31, 1998       to August 31, 1998

   $    10.00               $     10.00               $     1.00
   ----------               -----------               ----------

      (0.11)4                   0.094,8                    0.044
         0.52                    (1.71)                       --
   ----------               -----------               ----------
         0.41                    (1.62)                     0.04
   ----------               -----------               ----------
           --                        --                   (0.04)
   ----------               -----------               ----------

   $    10.41               $      8.38               $     1.00
   ==========               ===========               ==========

        4.10%                  (16.20%)                    3.89%

   $7,680,546               $19,168,538               $9,370,384

        3.21%                     3.70%                    3.70%
        1.50%                    1.64%6                    1.00%

      (2.84%)                   (0.74%)                    1.66%
      (1.13%)                    1.32%7                    4.36%
    2,324.63%                 3,346.25%                     N/A

See notes to the financial statements.

Potomac Funds
Notes to the Financial Statements
August 31, 1998
--------------------------------------------------------------------------------
1. ORGANIZATION

Potomac Funds (the "Trust") was organized as a Massachusetts Business Trust on June 6, 1997 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The series presently authorized are the U.S. Plus Fund, U.S./Short Fund, OTC Plus Fund, OTC/Short Fund and the U.S. Government Money Market Fund (each a "Fund" and collectively, the "Funds"). Each Fund (other than the U.S. Government Money Market Fund) is a "non-diversified" series of the Trust pursuant to the 1940 Act. The U.S. Plus Fund, OTC Plus Fund and U.S. Government Money Market Fund commenced operations on October 20, 1997; the U.S./Short Fund commenced operations on November 7, 1997 and the OTC/Short Fund commenced operations on October 16, 1997.

The objective of the U.S. Plus Fund is to provide investment returns that correspond to 150% of the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"). The objective of the U.S./Short Fund is to provide investment returns that inversely correlate to the performance of the S&P 500 Index. The objective of the OTC Plus Fund is to provide investment returns that correspond to 125% of the performance of the Nasdaq 100 Index ("Nasdaq Index"). The objective of the OTC/Short Fund is to provide investment returns that inversely correlate to the performance of the Nasdaq Index. The objective of the U.S. Government Money Market Fund is to provide security of principal, current income and liquidity by investing primarily in money market instruments issued or guaranteed, as to principal and interest, by the U.S. government, its agencies or instrumentalities.

Costs incurred by the Trust in connection with the organization, registration and the initial public offering of shares, aggregating $15,607 for each Fund, are being deferred and amortized over the period of benefit, but not to exceed sixty months from the Fund's commencement of operations. These costs were advanced by the Adviser and will be reimbursed by the Trust. The proceeds of any redemption of the initial shares by the original shareholder will be reduced by a pro rata portion of any then unamortized organizational expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

   a) Investment Valuation - Securities that are listed on a securities exchange are valued at the last quoted sales price on the day the valuation is made. Price information on listed stocks is taken from the exchange where the security is primarily traded. If no sale is reported at that time, the mean of the last bid and asked price is used. When market quotations for options and futures positions held by a Fund are readily available, those positions will be valued based upon such quotations. Other securities for which no quotations are readily available or for which the Adviser has reason to question the validity of quotations received are valued at fair value as determined in good faith under the supervision of the Board of Trustees. Instruments with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

   b) Repurchase Agreements - Each Fund may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government Securities. In connection with transactions in repurchase agreements, it is the Trust's policy that the Fund receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to

100% of the amount invested by the Fund in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

   c) Written Option Accounting - Each Fund, other than the U.S. Government Money Market Fund, may write (sell) options. When a Fund writes an option, an amount equal to the premium received is entered in the Fund's accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When an option expires, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

   d) Stock Index Futures Contracts and Options on Futures Contracts - Each Fund, other than the U.S. Government Money Market Fund, may purchase and sell stock index futures contracts and options on such futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   e) Short Positions - The U.S./Short Fund and OTC/Short Fund may engage in short sale transactions. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents or liquid securities. These segregated assets are required to be adjusted daily to reflect changes in the value of the securities sold short.

   f) Risks of Options, Futures Contracts, Options on Futures Contracts and Short Positions - The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contract; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract.

   g) Federal Income Taxes - Each Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes.

   h) Income and Expenses - The Funds are charged for those expenses that are directly attributable to each portfolio, such as advisory, custody and certain shareholder service fees. Expenses that are not directly attributable to a portfolio are typically allocated among the Trust's portfolios in proportion to their respective net assets, number of shareholder accounts, or net sales, where applicable.

   i) Distributions to Shareholders - Each Fund, other than the U.S. Government Money Market Fund, intends to distribute to its shareholders at least annually any net investment income, net realized capital gains, and net realized capital gains from foreign currency transactions. The U.S. Government Money Market Fund ordinarily will declare dividends from net investment income on a daily basis and distribute those dividends monthly. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are due primarily to deferred wash sale losses and unrealized gains or losses on Section 1256 contracts, which are realized, for tax purposes, at August 31, 1998. Certain Funds also utilized earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction.

   j) Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   k) Other - Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified in the capital accounts.

3. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Funds for the period ended August 31, 1998, were as follows:

                                                          U.S. Plus Fund      U.S./Short Fund        OTC Plus Fund
                                                          --------------      ---------------        ------------
Shares sold                                                   12,380,102           10,631,219          28,545,895

Shares issued to holders in
  reinvestment of dividends                                        3,471                   --                  --

Shares redeemed                                              (12,335,720)          (9,810,167)        (27,808,359)
                                                              ----------           ----------          ----------
Net increase                                                      47,853              821,052             737,536
                                                              ==========           ==========          ==========

                                                                                                  U.S. Government
                                                                                                     Money Market
                                                                               OTC/Short Fund                Fund
                                                                                -------------     ---------------
Shares sold                                                                        35,233,130         198,593,087

Shares issued to holders in
  reinvestment of dividends                                                                 --             69,908

Shares redeemed                                                                   (32,946,269)       (189,292,611)
                                                                                   ----------          ----------
Net increase                                                                        2,286,861           9,370,384
                                                                                   ==========          ==========

4. INVESTMENT TRANSACTIONS

During the period ended August 31, 1998, the aggregate purchases and sales of investments (excluding short-term investments, options and futures) were:

                                                          U.S. Plus Fund      U.S./Short Fund       OTC Plus Fund
                                                          --------------      ---------------       -------------
Purchases                                                 $           --      $            --        $251,620,769

Sales                                                     $           --      $            --        $246,488,412

                                                                                                  U.S. Government
                                                                                                     Money Market
                                                                               OTC/Short Fund                Fund
                                                                                -------------     ---------------

Purchases                                                                        $232,437,855                 $--

Sales                                                                            $249,468,088                 $--

During the period ended August 31, 1998, the following Funds wrote the following options:

                                                  U.S. Plus Fund                           U.S./Short Fund
                                           -----------------------------            -----------------------------
                                           Number of             Premium            Number of             Premium
                                           contracts              amount            contracts              amount
                                           ---------          ----------            ---------           ---------
Outstanding at beginning of period                --          $       --                   --           $      --

Options written                                  546           2,134,348                  195             678,752

Options terminated                              (545)         (2,127,103)                (164)           (612,641)
                                           ---------          ----------            ---------           ---------
Outstanding at end of period                       1          $    7,245                   31           $  66,111
                                           =========          ==========            =========           =========

                                                   OTC Plus Fund                           OTC/Short Fund
                                           -----------------------------            -----------------------------
                                           Number of             Premium            Number of             Premium
                                           contracts              amount            contracts              amount
                                           ---------          ----------            ---------           ---------

Outstanding at beginning of period                --          $       --                   --           $      --

Options written                                  888           2,086,844                  120             389,947

Options terminated                              (867)         (1,974,282)                (120)           (389,947)
                                           ---------          ----------            ---------           ---------
Outstanding at end of period                      21          $  112,562                   --           $      --
                                           =========          ==========            =========           =========

Transactions in futures contracts for the period ended August 31, 1998, for the following Funds were as follows:

                                                                                           U.S. Plus Fund
                                                                                    -----------------------------
                                                                                    Number of      Aggregate face
                                                                                    contracts  value of contracts
                                                                                    ---------  ------------------
Outstanding at beginning of period                                                         --  $               --

Contracts opened                                                                          483         127,091,966

Contracts closed                                                                         (481)       (126,534,332)
                                                                                    ---------  ------------------
Outstanding at end of period                                                                2  $          557,634
                                                                                    =========  ==================

Transactions in short futures contracts for the period ended August 31, 1998, for the following Funds were as follows:

                                                                                          U.S./Short Fund
                                                                                    -----------------------------
                                                                                    Number of      Aggregate face
                                                                                    contracts  value of contracts
                                                                                    ---------  ------------------

Outstanding at beginning of period                                                         --  $               --

Contracts opened                                                                          257          60,204,197

Contracts closed                                                                         (237)        (54,899,537)
                                                                                    ---------  ------------------
Outstanding at end of period                                                               20  $        5,304,660
                                                                                    =========  ==================

At August 31, 1998, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:


                                                          U.S. Plus Fund      U.S./Short Fund       OTC Plus Fund
                                                          --------------      ---------------       -------------

Appreciation                                              $           29      $           312       $     576,384

(Depreciation)                                                        --                   --          (1,721,663)
                                                          --------------      ---------------       -------------
Net unrealized appreciation
  (depreciation) on investments                           $           29      $           312       $  (1,145,279)
                                                          ==============      ===============       =============

                                                                                                  U.S. Government
                                                                                                     Money Market
                                                                               OTC/Short Fund                Fund
                                                                               --------------     ---------------

Appreciation                                                                   $          556     $            --

(Depreciation)                                                                             --                  --
                                                                               --------------     ---------------
Net unrealized appreciation
  (depreciation) on investments                                                $          556     $            --
                                                                               ==============     ===============


At August 31, 1998, the cost of investments for federal income tax purposes was $600,455, $6,866,630, $8,533,866, $11,412,524 and $12,380,653 for the U.S. Plus
Fund, U.S./Short Fund, OTC Plus Fund, OTC/Short Fund and the U.S.
Government Money Market Fund, respectively.

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Funds have entered into an investment advisory agreement with Rafferty Asset Management, LLC ("Adviser"). The Adviser receives a fee, computed daily and payable monthly, at the annual rates presented below as applied to each Fund's daily net assets. The Adviser has voluntarily agreed to pay all operating expenses in excess of the annual cap on expenses presented below as applied to each Fund's daily net assets. The Adviser may recover from the Funds the expenses paid in excess of the annual cap on expenses for the two previous years, as long as the recovery does not cause any Fund to exceed its annual cap on expenses. For the period ended August 31, 1998, the Adviser paid the following expenses by Fund:

                                                          U.S. Plus Fund      U.S./Short Fund       OTC Plus Fund
                                                          --------------      ---------------       -------------
Annual Advisory rate                                               0.75%                0.90%               0.75%

Annual cap on expenses                                             1.50%                1.65%               1.50%

Expenses paid in excess of annual cap on expenses         $       96,923      $        60,726       $     154,869

                                                                                                  U.S. Government
                                                                                                     Money Market
                                                                               OTC/Short Fund                Fund
                                                                               --------------     ---------------
Annual Advisory rate                                                                    0.90%               0.50%

Annual cap on expenses                                                                  1.65%               1.00%

Expenses paid in excess of annual cap on expenses                              $      123,475     $        92,798

Effective June 15, 1998, distribution services are performed pursuant to distribution agreements with Rafferty Capital Markets, Inc., an affiliate of the Adviser. Prior to this date, distribution services were provided by First Data Distributors, Inc.

6. INCOME TAX INFORMATION (Unaudited)

The Funds hereby designate the following amounts as 20% rate capital gain distributions for purposes of the dividends paid deduction. During the fiscal year ended August 31, 1998, the Funds did not have any amounts that met the requirements necessary to be designated as a 28% capital gain distribution.

U.S. Plus                                                              $ 770,088

U.S./Short                                                               297,621

OTC Plus                                                                 189,455

OTC/Short                                                                  7,114

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of Potomac Funds

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, of options written, of futures contracts, of short futures contracts and of securities sold short, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Potomac U.S. Plus Fund, the Potomac U.S./Short Fund, the Potomac OTC Plus Fund, the Potomac OTC/Short Fund, and the Potomac U.S. Government Money Market Fund (constituting Potomac Funds, hereafter referred to as the "Funds") at August 31, 1998, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


/s/ PricewaterhouseCoopers LLP
------------------------------
PricewaterhouseCoopers LLP
Milwaukee, Wisconsin
October 28, 1998

Investment Adviser

        Rafferty Asset Management, LLC
        550 Mamaroneck Avenue
        Harrison, NY  10528

Administrator, Transfer Agent, Dividend
        Paying Agent, Shareholder Servicing
        Agent & Custodian
        Firstar Trust Company
        P.O. Box 1993
        Milwaukee, WI 53201-1993

Counsel

        Kirkpatrick & Lockhart LLP
        1800 Massachusetts Avenue, N.W.
        Washington, D.C. 20036-1800

Independent Accountants

        PricewaterhouseCoopers LLP
        100 East Wisconsin Avenue
        Milwaukee, WI  53202